UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22624

Northern Lights ETF Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,   Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 10/31/12

Item 1.  Schedule of Investments.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS
October 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCKS - 58.8%
	APPAREL - 0.4%
102,249	Billabong International Ltd.	$ 93,748

	AUTO MANUFACTURERS - 0.7%
14,672	Ford Otomotiv Sanayi A.S.	150,423

	BANKS - 0.7%
5,341	National Australia Bank Ltd.	142,703

	CHEMICALS - 1.3%
5,329	CVR Partners LP	144,096
652	Terra Nitrogen Co. LP	139,991
		284,087
	COAL - 0.7%
6,651	Natural Resource Partners LP	145,191

	COMMERCIAL SERVICES - 1.4%
121,295	Hays PLC	159,167
6,150	Stonemor Partners LP	142,926
		302,093
	DISTRIBUTION & WHOLESALE - 0.7%
5,450	Global Partners LP	148,567

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
6,362	Provident Financial PLC	140,540

	ELECTRIC - 1.3%
6,340	CPFL Energia SA - ADR	147,659
3,112	RWE AG	142,310
		289,969
	ENGINEERING & CONSTRUCTION - 0.7%
42,675	Sydney Airport	149,876

	ENTERTAINMENT - 0.7%
4,248	Cedar Fair LP	152,291

	INSURANCE - 0.7%
18,525	Catlin Group Ltd.	140,545

	INVESTMENT COMPANIES - 0.7%
7,023	Chesapeake Granite Wash Trust	143,129

	MINING - 1.3%
2,957	KGHM Polska Miedz S.A.	149,242
15,624	Oxford Resource Partners LP	129,992
		279,234
	OIL & GAS - 5.2%
7,303	BreitBurn Energy Partners LP	147,228
4,521	Calumet Specialty Products Partners LP	143,406
4,909	Legacy Reserves LP	133,476
3,421	Linn Energy LLC	144,093
7,334	QR Energy LP	140,446
5,765	SandRidge Mississippian Trust I	114,724
7,021	SandRidge Permian Trust	134,453
3,457	Suburban Propane Partners LP	148,651
		1,106,477
	OIL & GAS SERVICES - 1.3%
6,440	Exterran Partners LP	144,771
7,128	PAA Natural Gas Storage LP	140,208
		284,979
	PIPELINES - 4.5%
6,094	Cheniere Energy Partners LP	129,558
4,371	Copano Energy LLC	133,315
3,326	Energy Transfer Partners LP	142,353
5,614	PVR Partners LP	141,922
3,365	Targa Resources Partners LP	140,926
3,130	TC Pipelines LP	137,720
3,710	Transmontaigne Partners LP	131,928
		957,722
	REAL ESTATE - 3.9%
194,428	Argosy Property Ltd.	145,933
109,908	Capital Property Fund	126,062
144,940	Fountainhead Property Trust	133,095
322,424	SA Corporate Real Estate Fund Nominees Pty Ltd.	130,806
621,064	Shenzhen Investment Ltd.	165,081
44,918	Sycom Property Fund	133,911
		834,888
	REITS - 16.9%
69,162	Abacus Property Group	149,036
8,551	Artis Real Estate Investment Trust	139,014
48,591	Astro Japan Property Group	163,606
68,639	BWP Trust	148,620
270,000	Cambridge Industrial Trust	147,112
25,690	Cedar Realty Trust, Inc.	135,900
69,226	CFS Retail Property Trust Group	140,209
39,772	Charter Hall Retail REIT	149,570
9,781	CommonWealth REIT	134,098
3,260	Corio NV	145,356
1,860	Fonciere Des Regions	149,630
150,000	Frasers Commercial Trust	153,011
164,980	Goodman Property Trust	143,453
5,916	Hospitality Properties Trust	136,778
46,853	Investa Office Fund	144,163
39	Kenedix Realty Investment Corp. - Cl. A	133,323
157,197	Kiwi Income Property Trust	150,870
155,000	Mapletree Logistics Trust	140,967
510,360	Prosperity REIT	146,192
6,481	Senior Housing Properties Trust	142,452
226,000	Starhill Global REIT	145,358
3,177	Sun Communities, Inc.	133,370
117,000	Suntec Real Estate Investment Trust	153,859
3,278	Vastned Retail NV	151,963
13,397	Westfield Group	147,953
		3,625,863
	RETAIL - 2.0%
54,604	David Jones Ltd.	151,041
7,347	Ferrellgas Partners LP	132,466
7,430	Inergy LP	148,600
		432,107
	TELECOMMUNICATIONS - 11.0%
5,120	Bell Aliant Inc.	138,692
237,798	Cable & Wireless Communications PLC	143,541
3,467	CenturyLink, Inc.	133,063
11,257	Deutsche Telekom AG	128,624
11,311	France Telecom SA	126,204
17,735	Koninklijke KPN NV	112,053
8,977	KTC Corp.	152,160
61,601	Magyar Telekom Telecommunications PLC - ADR	113,998
8,037	Mobile Telesystems OJSC	137,754
3,485	Mobistar SA	92,261
47,000	StarHub Ltd.	141,712
68,873	Telecom Corp. of New Zealand Ltd.	135,874
6,814	Telefonica Czech Republic AS	135,847
10,139	Telefonica SA	133,617
26,892	Telekomunikacja Polska SA	101,795
34,766	Telstra Corp., Ltd.	149,113
7,032	Vivendi SA	143,978
11,772	VTech Holdings Ltd.	139,819
		2,360,105
	TRANSPORTATION - 2.0%
17,461	Capital Product Partners LP	139,688
4,109	Martin Midstream Partners LP	146,650
9,495	Navios Maritime Partners LP	147,647
		433,985

	TOTAL COMMON STOCKS (Cost $12,346,633)	12,598,522
Principal ($)
	BONDS & NOTES - 39.2%
	AUTO PARTS & EQUIPMENT - 0.6%
$ 127,000	Goodyear Tire & Rubber Co., 7.00%, due 5/15/2022	133,191

	BANKS - 0.7%
120,000	Ally Financial, Inc., 8.00%, due 3/15/2020	143,112

	BUILDING MATERIALS - 0.7%
132,000	Griffon Corp., 7.125%, due 4/1/2018	139,260

	COAL - 1.3%
134,000	CONSOL Energy, Inc., 8.00%, due 4/1/2017	141,705
134,000	CONSOL Energy, Inc., 8.25%, due 4/1/2020	142,040
		283,745
	COMMERCIAL SERVICES - 1.3%
138,000	Iron Mountain, Inc., 5.75%, due 8/15/2024	137,655
138,000	RR Donnelley & Sons Co., 7.25%, due 5/15/2018	137,138
		274,793
	ELECTRIC - 1.3%
124,000	AES Corp., 7.375%, due 7/1/2021	138,570
126,000	NRG Energy Inc., 7.875%, due 5/15/2021	137,970
		276,540
	FOOD - 0.7%
134,000	Smithfield Foods, Inc., 6.625%, due 8/15/2022	140,365

	FOREST PRODUCTS & PAPER - 0.6%
132,000	Cascades Inc., 7.75%, due 12/15/2017	139,260

	HEALTHCARE SERVICES - 0.6%
131,000	Apria Healthcare Group Inc., 11.25%, due 11/1/2014	134,930

	IRON & STEEL - 1.3%
132,000	Commercial Metals Co., 7.35%, due 8/15/2018	141,900
142,000	United States Steel Corp, 7.375%, due 4/1/2020	142,710
		284,610
	MEDIA - 0.7%
126,000	Dish DBS Corp., 6.75%, due 6/1/2021	140,333

	MINING - 1.3%
128,000	Aleris International, Inc., 7.625%, due 2/15/2018	129,920
122,000	Vulcan Materials Co., 7.50% due 6/15/2021	137,860
		267,780
	MISCELLANEOUS MANUFACTURERS - 0.6%
131,000	Polymer Group Inc., 7.75%, due 2/1/2019	140,170

	OIL & GAS - 3.3%
136,000	QEP Resources, Inc., 5.25%, due 5/1/2023	141,780
152,940	Petroleos De Venezuela S.A., 4.90%, due 10/28/2014	141,852
163,015	Petroleos De Venezuela S.A., 5.00%, due 10/28/2015	142,638
136,000	Plains Exploration & Production, 6.125%, due 6/15/2019	135,660
130,000	Precision Drilling Corp., 6.625%, due 11/15/2020	139,100
		701,030
	PIPELINES - 0.6%
120,000	Energy Transfer Equity LP, 7.50%, due 10/15/2020	136,500

	RETAIL - 1.3%
128,000	AmeriGas Finance Corp., 6.75%, due 5/20/2020	137,600
126,000	AmeriGas Finance Corp., 7.00%, due 5/20/2022	136,868
		274,468
	SEMICONDUCTORS - 0.5%
136,000	Advanced Micro Devices, Inc., 7.750% due 8/1/2020	112,540

	SOVEREIGN - 19.9%
166,000	Hungary Government International Bond, 4.75%, due 2/3/2015	169,943
154,000	Hungary Government International Bond, 6.25%, due 1/29/2020	170,601
154,000	Hungary Government International Bond, 6.375%, due 3/29/2021	171,525
148,000	Hungary Government International Bond, 7.625%, due 3/29/2041	175,824
125,000	Irish Government Bond, 5.00%, due 10/18/2020	164,427
126,000	Irish Government Bond, 5.40%, due 3/13/2025	166,588
142,000	Italy Buoni Poliennali Del Tres, 4.50%, due 3/1/2026	174,242
135,000	Italy Buoni Poliennali Del Tres, 4.00%, due 9/1/2020	171,729
124,000	Italy Buoni Poliennali Del Tres, 4.75%, due 5/1/2017	167,934
125,000	Italy Buoni Poliennali Del Tres, 5.50%, due 9/1/2022	170,261
152,000	Mexican Government International Bond, 4.75%, due 3/8/2044	168,720
120,000	Panama Government International Bond, 6.70%, due 1/26/2036	170,820
181,000	Portugal Obrigacoes Do Tesouro OT, 3.85%, due 4/15/2021	175,448
231,000	Portugal Obrigacoes Do Tesouro OT, 4.10%, due 4/15/2037	183,817
143,000	Portugal Obrigacoes Do Tesouro OT, 4.35%, due 10/16/2017	170,755
125,000	Portugal Obrigacoes Do Tesouro OT, 6.40%, due 2/15/2016	163,119
166,000	Portugal Obrigacoes Do Tesouro OT, 4.80%, due 6/15/2020	174,946
130,000	Spain Government Bond, 4.00%, due 7/30/2015	170,813
141,000	Spain Government Bond, 4.00%, due 4/30/2020	169,657
129,000	Spain Government Bond, 4.25%, due 10/31/2016	167,845
126,000	Spain Government Bond, 5.85%, due 1/31/2022	165,865
136,000	Spain Government Bond, 5.90%, due 7/30/2026	171,613
208,000	Venezuela Government International Bond, 7.65%, due 4/21/2025	163,800
162,000	Venezuela Government International Bond, 8.50%, due 10/8/2014	164,430
154,000	Venezuela Government International Bond, 13.625%, due 8/15/2018	170,170
		4,254,892
	TELECOMMUNICATIONS - 1.9%
121,000	Frontier Communications Corp., 8.50%, due 4/15/2020	139,755
130,000	Hughes Satellite Systems Corp., 6.50%, due 6/15/2019	139,100
164,000	Nokia OYJ, 5.375%, due 5/15/2019	136,246
		415,101

	TOTAL BONDS & NOTES (Cost $8,086,346)	8,392,620

	TOTAL INVESTMENTS - 98.0% (Cost $20,432,979)(a)	20,991,142
	OTHER ASSETS LESS LIABILITIES - 2.0%	418,451
	NET ASSETS - 100.0%	$ 21,409,593

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:		$ 983,702
Unrealized Depreciation:		(425,539)
Net Unrealized Appreciation:		$ 558,163

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,598,522	$ -	$ -	$ 12,598,522
Bonds and Notes		8,392,620	-	8,392,620
Total	$ 12,598,522	$ 8,392,620	$ -	$ 20,991,142

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights ETF Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/31/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 12/31/12

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date 12/31/12